Acquisitions (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 15, 2019	Oct. 05, 2018	Sep. 27, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Dec. 13, 2018	Aug. 20, 2018
Cash payment			$ 250,000
Contingent Consideration Payable			1,250,000
Number of shares issued in acquisition, amount					$ 14,124,005
Loss on purchase					$ (2,118,154)
SW Kenetics Inc [Member]
Cash payment							$ 50,000
Contingent Consideration Payable							$ 50,000
Patents [Member]
Number of shares issued in acquisition, shares						600,000
Number of shares issued in acquisition, amount						$ 750,000
SW Kenetics Inc [Member]
Number of shares issued in acquisition, shares					1,700,002
Cash payment			250,000
Contingent Consideration Payable			1,250,000
Number of shares issued in acquisition, amount			7,723,166		$ 4,624,005
Business combination bargain purchase gain recognized amount			1,599,161
SW Kenetics Inc [Member] | Patents [Member] | Minimum [Member]
Fair value of intangible assets			7,723,166
SW Kenetics Inc [Member] | Patents [Member] | Maximum [Member]
Fair value of intangible assets			$ 6,124,005
SW Kenetics Inc [Member] | Claw Back Provisions [Member]
Number of shares issued in acquisition, shares		1,700,002	1,700,002
Cash payment								$ 250,000
Common stock weighted average share price								$ 2.72
SW Kenetics Inc [Member] | Restricted Stock [Member]
Number of shares issued in acquisition, shares			1,700,002
Jagemann Stamping Company's [Member]
Number of shares issued in acquisition, shares	4,750,000				4,750,000
Cash payment	$ 7,000,000
Contingent Consideration Payable	$ 10,400,000
Common stock weighted average share price	$ 2.00
Number of shares issued in acquisition, amount					$ 9,500,000
Loss on purchase	$ 2,118,154